Provisions - Schedule of Provisions (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Provisions [Abstract]
Balance	RM 441,353	$ 104,767	RM 494,280
Add: Provision for warranty during the year/period	235,165	55,823	202,929
Less: Unclaimed warranty during the year/period	(261,062)	(61,970)	(255,856)
Balance	RM 415,456	$ 98,620	RM 441,353